Income tax - Movement in deferred tax assets and liabilities during the year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ 1,163	$ 698
Recognised in profit or loss	(119,503)	225
Recognised in other comprehensive income	(124)	240
Effect of business combination (acquisition / disposal)	(13)
Ending balance	(118,477)	1,163
Vessels, containers, handling equipments and other tangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(144,462)	(150,698)
Recognised in profit or loss	(244)	6,245
Recognised in other comprehensive income		(9)
Ending balance	(144,706)	(144,462)
Financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	13,445	12,281
Recognised in profit or loss	(13,445)	1,164
Ending balance		13,445
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	16,880	17,190
Recognised in profit or loss	377	(540)
Recognised in other comprehensive income	374	230
Ending balance	17,631	16,880
Accumulated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	117,731	125,171
Recognised in profit or loss	(108,706)	(7,440)
Ending balance	9,025	117,731
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,431)	(3,246)
Recognised in profit or loss	2,515	796
Recognised in other comprehensive income	(498)	19
Effect of business combination (acquisition / disposal)	(13)
Ending balance	$ (427)	$ (2,431)